LONG TERM INVESTMENTS - Equity securities without readily determinable fair value - (Details)	1 Months Ended												12 Months Ended
	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Nov. 30, 2021 USD ($) shares	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Feb. 28, 2021 shares	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													$ 3,411,684	$ 3,565,394
Payment for longterm investments													243,289	2,450,736
TradeUP Acquisition Corp.("UPTDU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													$ 314,700	445,400
Percentage of equity interest acquired													2.32%
Payment for longterm investments							$ 445,400
Change of fair value													$ 0	0
TradeUP Acquisition Corp.("UPTDU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares										230,000
Number of shares forfeited | shares				8,500
TradeUP Acquisition Corp.("UPTDU") | Founder Shares | Independent Directors
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares transferred | shares		6,000
TradeUP Acquisition Corp.("UPTDU") | Founder Shares | Sponsor
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares transferred | shares		110,750
TradeUP Acquisition Corp.("UPTDU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares							44,040
TradeUP Acquisition Corp.("UPTDU") | Private Shares | Sponsor
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares transferred | shares		31,220
Fortune Rise Acquisition Corporation ("FRLAU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													200,237	201,248
Percentage of equity interest acquired			0.80%
Payment for longterm investments			$ 201,248
Change of fair value													$ 0	0
Fortune Rise Acquisition Corporation ("FRLAU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			122,000
Number of shares held, after sale | shares													98,800
Fortune Rise Acquisition Corporation ("FRLAU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			20,000
Fortune Rise Acquisition Corporation ("FRLAU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			60,000
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													$ 1,449,864	1,569,218
Percentage of equity interest acquired											1.00%	1.00%
Payment for longterm investments											$ 1,536,972	¥ 10,000,000
Change of fair value													0	0
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													869,918	941,531
Percentage of equity interest acquired					1.50%	1.50%
Payment for longterm investments					$ 926,183	¥ 6,000,000
Change of fair value													0	0
Shanghai Yisong Consulting Management Co., LTD ("Yisong")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													376,965	407,997
Percentage of equity interest acquired								5.00%	5.00%
Payment for longterm investments								$ 400,962	¥ 2,600,000
Change of fair value													0	0
Feutune Light Acquisition Corporation ("FLFVU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													200,000
Percentage of equity interest acquired	0.63%
Payment for longterm investments	$ 200,000
Change of fair value													$ 0	$ 0
Feutune Light Acquisition Corporation ("FLFVU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares	20,000
Feutune Light Acquisition Corporation ("FLFVU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares	60,000